condensed interim consolidated financial statements (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Mobile handsets, parts and accessories	$ 436		$ 436		$ 414
Costs of goods sold	$ 500	$ 500	$ 1,100	$ 1,000